Taxes on Income - Schedule of Deferred Income Tax (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts		$ 3
Allowance for bonus	57
Provision for vacation and recreation pay	35	38
R&D expenses	589	339
Operating lease right of use assets	(215)
Operating lease liabilities	233
Share-based compensation	2,596	2,581
Carry forward tax losses	27,854	24,643
Accrued severance pay, net	32	36
Deferred tax assets noncurrent	31,181	27,640
Less-valuation allowance	(31,181)	(27,640)	$ (27,240)
Deferred tax assets